Other Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities

Other Current Liabilities

		December 31,
($ in millions)	Notes	2024	2023
Current financial liabilities		152	133
Employee compensation		77	85
Accrued interest payable		66	82
Taxes other than income taxes		52	32
Accrued expenses		51	50
Derivative liability	8	48	1
Income taxes payable		42	69
Contract liabilities	4	36	33
Customer rebates		36	29
Operating lease liability	11	24	22
Restructuring	12	18	5
Other		17	19
		619	561
Other Non-Current Liabilities

		December 31,
($ in millions)	Notes	2024	2023
Reserve for uncertain tax positions		38	40
Restructuring	12	28	17
Contract liabilities	4	25	33
Other		34	38
		125	129